Segment Information - Summary of Company's Reportable Operating Segments (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total revenue	$ 89,434	$ 73,150
Mineral, royalty and other interests	395,533	374,206
Hod Maden interest	116,585	127,224
Hod Maden [member]
Disclosure of operating segments [line items]
Mineral, royalty and other interests	5,800	5,800
Hod Maden interest	$ 116,600	$ 127,200
Top of Range [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Percentage of companys sales gross margin or aggregate asset book value	10.00%	10.00%
Royalty revenue [member]
Disclosure of operating segments [line items]
Total revenue	$ 25,832	$ 22,518
Royalty revenue [member] | Bracemac-McLeod [member] | Copper [member]
Disclosure of operating segments [line items]
Total revenue	1,200	1,000
Royalty revenue [member] | Bracemac-McLeod [member] | Zinc product [member]
Disclosure of operating segments [line items]
Total revenue	2,100	2,200
Royalty revenue [member] | Other Royalties [member] | Gold [member]
Disclosure of operating segments [line items]
Total revenue	6,300	4,300
Royalty revenue [member] | Other Royalties [member] | Other Base Metal Product [member]
Disclosure of operating segments [line items]
Total revenue	800	800
CANADA | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	2,200	800
ARGENTINA | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	1,100	1,300
UNITED STATES | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	1,100	600
HONDURAS | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	1,000	1,200
Other Geographical Area [member] | Royalty revenue [member] | Other Royalties [member]
Disclosure of operating segments [line items]
Total revenue	$ 1,700	$ 1,200